CONVERTIBLE NOTE PAYABLE (Narrative) (Details) (USD $)	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Apr. 04, 2014	Dec. 31, 2013
Convertible Debt, principal amount	$ 648,479
Debt discount	552,701	0
Debt Instrument, Unamortized Discount	486,647			0
Original issue discount, amount	68,482
Amortization of the debt discount on notes	134,536
Stock issued in connection with convertible debt	520,000
Stock issued in connection with convertible debt, value	46,584
Payment to placement agent	45,500
Amortization of deferred financing costs	39,634
Maximum percentage of shares of company's stock that may be converted by the Purchaser	9.99%
RM-DC Note [Member]
Convertible Debt, principal amount	543,479		543,479
Purchase price of convertible debt			500,000
Original Issue Discount, percentage	8.00%		8.00%
Debt Instrument, interest rate, percentage			12.00%
Debt Instrument, Convertible, Conversion Price			$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			70.00%
Debt discount	452,703
Original issue discount, amount	63,482
Fees paid to investors	20,000
Amortization of the debt discount on notes	133,598
MP Note [Member]
Convertible Debt, principal amount	105,000
Purchase price of convertible debt	100,000
Original Issue Discount, percentage	5.00%
Debt Instrument, interest rate, percentage	8.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	50.00%
Deferred financing costs	8,000
Debt discount	100,000
Amortization of the debt discount on notes	938
Debt Instrument, Description	Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%–150% at various intervals.
Debt conversion, term	120 days
Debt Conversion, Description	The Purchaser has the right to convert the MP Note into shares of the Company’s common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice.
Additional discount applied if shares not deliverable by DWAC	5.00%
Additional discount applied if shares are ineligible for deposit	10.00%
Fair value of conversion feature	196,408
Interest Expense, Debt	96,408
MP Note [Member] | Original Issue Discount [Member]
Original Issue Discount, percentage	5.00%
Debt discount	$ 5,000